LEASE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Weighted average discount rate	2.75%	2.75%
Operating lease payment	$ 55,631	$ 157,498
Debt term	12 years	12 years